John Hancock Funds


                                  Disciplined
                                     Growth
                                      Fund

                                 Annual Report


                                October 31, 1997

                  John Hancock Funds - Disciplined Growth Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                              Independant Auditors
                              Price Waterhouse LLP
                               160 Federal Street
                          Boston, Massachusetts 02110

                  John Hancock Funds - Disciplined Growth Fund

Statement of Assets and Liabilities
 October 31, 1997

--------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments at value - Note C:
                Common stocks                (cost - $  94,419,863 )                                          $125,955,967
                Joint repurchase agreement   (cost - $   6,867,000 )                                             6,867,000
                Corporate savings account                                                                              921
                                                                                                      --------------------
                                                                                                               132,823,888

    Receivable for investments sold                                                                              3,050,476
    Receivable for shares sold                                                                                       3,986
    Dividends receivable                                                                                           135,319
    Interest receivable                                                                                              1,090
    Foreign tax receivable                                                                                             518
    Other assets                                                                                                     4,162
                                                                                                      --------------------
                                                                       Total Assets                            136,019,439
                                                                       ---------------------------------------------------
Liabilities:
    Payable for investments purchased                                                                            3,099,950
    Payable for shares repurchased                                                                                   7,741
    Payable to John Hancock Advisers, Inc.
                and affiliates - Note B                                                                            126,675
    Accounts payable and accrued expenses                                                                           15,124
                                                                                                      --------------------
                                                                       Total Liabilities                         3,249,490
                                                                       ---------------------------------------------------
Net Assets:
    Capital paid-in                                                                                             86,472,491
    Accumulated net realized gain on investments                                                                14,766,204
    Net unrealized appreciation of investments                                                                  31,536,731
    Accumulated net investment loss                                                                                 (5,477)
                                                                                                      --------------------
                                                                       Net Assets                             $132,769,949
                                                                       ===================================================
Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial
    interest  outstanding - unlimited number of shares
    authorized with no par value)
    Class A - $35,971,442 / 2,095,360                                                                               $17.17
    =======================================================================================================================
    Class B - $96,798,507 / 5,763,288                                                                               $16.80
    =======================================================================================================================
Maximum Offering Price Per Share*
    Class A - ($17.17 x 105.26%)                                                                                    $18.07
    =======================================================================================================================
    * On single retail sales of less than  $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

                       See Notes to Financial Statements.

                      John Hancock Funds - Disciplined Growth Fund

Statement of Operations
Year ended October 31, 1997

-----------------------------------------------------------------------------------------
Investment Income:
   Dividends (net of foreign withholding taxes of $8,353)                      $1,805,538
   Interest                                                                       489,986
                                                                     --------------------
                                                                                2,295,524
                                                                     --------------------

   Expenses:
     Investment management fee - Note B                                           962,668
     Distribution and service fee - Note B
       Class A                                                                     97,782
       Class B                                                                    953,320
     Transfer agent fee - Note B                                                  317,651
     Custodian fee                                                                 40,920
     Registration and filing fees                                                  29,697
     Financial services fee - Note B                                               23,566
     Auditing fee                                                                  23,500
     Trustees' fees                                                                 9,708
     Printing                                                                       4,632
     Miscellaneous                                                                  2,818
     Legal fees                                                                     1,909
                                                                     --------------------
                   Total Expenses                                               2,468,171
                   ----------------------------------------------------------------------
                   Net Investment Loss                                           (172,647)
                   ----------------------------------------------------------------------

Realized and Unrealized Gain on Investments:
   Net realized gain on investments sold                                       16,517,935
   Change in net unrealized appreciation/depreciation
      of investments                                                           10,036,060
                                                                     --------------------
                   Net Realized and Unrealized Gain on
                   Investments                                                 26,553,995
                   ----------------------------------------------------------------------
                   Net Increase in Net Assets
                   Resulting from Operations                                  $26,381,348
                   ======================================================================

                       See Notes to Financial Statements.

                  John Hancock Funds - Disciplined Growth Fund

Statement of Changes in Net Assets
October 31, 1997

------------------------------------------------------------------------------------------------------------------------
                                                                                              YEAR ENDED OCTOBER 31,
                                                                                         -------------------------------
                                                                                             1996                1997
                                                                                         ------------       ------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss                                                                        ($83,995)         ($172,647)
  Net realized gain on investments sold                                                    13,412,288         16,517,935
  Change in net unrealized appreciation/depreciation of investments                        10,413,875         10,036,060
                                                                                         ------------       ------------
    Net Increase in Net Assets Resulting from Operations                                   23,742,168         26,381,348
                                                                                         ------------       ------------

Distributions to Shareholders:
  Distributions from net realized gain on investments sold
    Class A - ($0.1030 and $1.7182 per share, respectively)                                  (218,913)        (3,141,926)
    Class B - ($0.1030 and $1.7182 per share, respectively)                                  (691,213)       (10,186,413)
                                                                                         ------------       ------------
    Total Distributions to Shareholders                                                      (910,126)       (13,328,339)
                                                                                         ------------       ------------

From Fund Share Transactions - Net: *                                                     (15,386,732)        (1,598,035)
                                                                                         ------------       ------------

Net Assets:
  Beginning of period                                                                     113,869,665        121,314,975
                                                                                         ------------       ------------
  End of period (including accumulated net investment loss
    of none and $5,477, respectively)                                                    $121,314,975       $132,769,949
                                                                                         ============       ============

* Analysis of Fund Share Transactions:


                                                                               YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------------------
                                                                    1996                                 1997
                                                        -----------------------------       -----------------------------
                                                           SHARES            AMOUNT           SHARES            AMOUNT
                                                        -----------      ------------       ----------        -----------
CLASS A
  Shares sold                                            1,009,864        $14,846,003          444,482         $6,976,511
  Shares issued to shareholders in reinvestment
  of distributions                                          15,749            211,679          212,961          3,038,956
                                                        -----------      ------------       ----------        -----------
                                                          1,025,613        15,057,682          657,443         10,015,467
  Less shares repurchased                                (1,345,465)      (19,632,832)        (410,838)        (6,487,188)
                                                        ===========      ============       ==========        ===========
  Net increase (decrease)                                  (319,852)      ($4,575,150)         246,605         $3,528,279
                                                        ===========      ============       ==========        ===========
CLASS B
  Shares sold                                               687,430        $9,579,944          408,644         $6,251,617
  Shares issued to shareholders in reinvestment
  of distributions                                           48,668           649,722          656,617          9,225,469
                                                        -----------      ------------       ----------        -----------
                                                            736,098        10,229,666        1,065,261         15,477,086
  Less shares repurchased                                (1,497,331)       (1,041,248)      (1,331,002)       (20,603,400)
                                                        ===========      ============       ==========        ============
  Net decrease                                             (761,233)     ($10,811,582)        (265,741)       ($5,126,314)
                                                        ===========      ============       ==========        ===========


                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:

------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED OCTOBER 31,
                                                                --------------------------------------------------------
                                                                  1993         1994      1995         1996         1997
                                                                --------     -------    -------      -------     -------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                         $ 10.99      $ 12.39    $ 12.02      $ 12.77     $ 15.56
                                                                -------      -------    -------      -------     -------
   Net Investment Income                                           0.08 (1)     0.10       0.08 (1)     0.07 (1)    0.06 (1)
   Net Realized and Unrealized Gain on Investments                 1.34         0.07       1.29         2.82        3.27
                                                                -------      -------    -------      -------     -------
     Total from Investment Operations                              1.42         0.17       1.37         2.89        3.33
                                                                -------      -------    -------      -------     -------
   Less Distributions:
   Dividends from Net Investment Income                           (0.02)       (0.10)     (0.10)        -           -

   Distributions from Net Realized Gain on Investment Sold         -           (0.44)     (0.52)       (0.10)      (1.72)
                                                                -------      -------    -------      -------     -------
     Total Distributions                                          (0.02)       (0.54)     (0.62)       (0.10)      (1.72)
                                                                -------      -------    -------      -------     -------
   Net Asset Value, End of Period                               $ 12.39      $ 12.02    $ 12.77      $ 15.56     $ 17.17
                                                                =======      =======    =======      =======     =======
   Total Investment Return at Net Asset Value (2)                12.97%        1.35%     12.21%       22.78%      23.63%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                     $23,372      $23,292    $27,692      $28,760     $35,971
   Ratio of Expenses to Average Net Assets                        1.60%        1.53%      1.46%        1.47%       1.40%
   Ratio of Net Investment Income to Average Net Assets           0.64%        0.83%      0.69%        0.46%       0.38%
   Portfolio Turnover Rate                                          71%          60%        65%          78%         58%
   Average Broker Commission Rate (3)                               N/A          N/A        N/A      $0.0698     $0.0699


CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period                         $ 10.97      $ 12.31    $ 11.95      $ 12.69     $ 15.35
                                                                -------      -------    -------      -------     -------
   Net Investment Income (Loss)                                    0.02 (1)     0.03       0.01 (1)    (0.03) (1)  (0.05) (1)
   Net Realized and Unrealized Gain on Investments                 1.33         0.07       1.28         2.79        3.22
                                                                -------      -------    -------      -------     -------
     Total from Investment Operations                              1.35         0.10       1.29         2.76        3.17
                                                                -------      -------    -------      -------     -------
   Less Distributions:
   Dividends from Net Investment Income                           (0.01)       (0.02)     (0.03)        -           -

   Distributions from Net Realized Gain on Investments Sold        -           (0.44)     (0.52)       (0.10)      (1.72)
                                                                -------      -------    -------      -------     -------
     Total Distributions                                          (0.01)       (0.46)      0.55)       (0.10)      (1.72)
                                                                -------      -------    -------      -------     -------
   Net Asset Value, End of Period                               $ 12.31      $ 11.95    $ 12.69      $ 15.35     $ 16.80
                                                                =======      =======    =======      =======     =======
   Total Investment Return at Net Asset Value (2)                12.34%        0.78%     11.51%       21.89%      22.83%


Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                     $93,853      $94,431    $86,178      $92,555     $96,799
   Ratio of Expenses to Average Net Assets                        2.09%        2.10%      2.11%        2.17%       2.10%
   Ratio of Net Investment Income (Loss) to                       0.17%        0.25%      0.06%       (0.24%)     (0.31%)
Average Net Assets
   Portfolio Turnover Rate                                          71%          60%        65%          78%         58%
  Average Broker Commission Rate (3)                                N/A          N/A        N/A      $0.0698     $0.0699


(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Per portfolio share traded.  Required for fiscal years that began September
     1, 1995 or later.

                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund


Schedule of Investments
October 31, 1997
--------------------------------------------------------------------------------

                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                   SHARES           VALUE
-------------------                                  ---------       ---------

COMMON STOCKS
Advertising (1.07%)
Interpublic Group, Inc.                               30,000         $ 1,425,000

Banks - United States (4.88%)
First Tennessee National Corp                         30,000           1,728,750
Mellon Bank Corp.                                     30,000           1,546,875
Norwest Corp.                                         60,000           1,923,750
Regions Financial Corp.                               35,000           1,286,250
                                                                     -----------
                                                                       6,485,625
                                                                     -----------
Beverages (1.39%)
PepsiCo, Inc.                                         50,000           1,840,625
                                                                     -----------
Building (3.14%)
Clayton Homes, Inc.                                  120,000           1,972,500
Masco Corp.                                           50,000           2,193,750
                                                                     -----------
                                                                       4,166,250
                                                                     -----------
Chemicals (3.86%)
Air Products & Chemicals, Inc.                        15,000           1,140,000
RPM, Inc.                                            100,000           1,875,000
Sigma-Aldrich Corp.                                   60,000           2,107,500
                                                                     -----------
                                                                       5,122,500
                                                                     -----------
Computers (12.08%)
Automatic Data Processing, Inc.                       50,000           2,556,250
Cisco Systems, Inc.*                                  30,000           2,460,936
Computer Sciences Corp.*                              15,000           1,064,062
First Data Corp.                                      60,000           1,743,750
Fiserv, Inc.*                                         45,000           2,013,750
Hewlett-Packard Co.                                   25,000           1,542,187
Microsoft Corp.*                                      20,000           2,600,000
Sun Microsystems, Inc.*                               60,000           2,055,000
                                                                     -----------
                                                                      16,035,935
                                                                     -----------


                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund


                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                   SHARES           VALUE
-------------------                                  ---------       ---------

Containers (1.15%)
Bemis Co.                                             40,000         $ 1,525,000
                                                                     -----------
Electronics (5.87%)
AMP, Inc.                                             30,000           1,350,000
BMC Industries, Inc.                                  29,800             959,187
Emerson Electric Co.                                  30,000           1,573,125
General Electric Co.                                  20,000           1,291,250
Parker- Hannifin Corp.                                 2,100              87,806
Rockwell International Corp.                          25,000           1,225,000
Grainger (W.W.), Inc.                                 15,000           1,311,563
                                                                     -----------
                                                                       7,797,931
                                                                     -----------
Finance (1.83%)
Franklin Resources, Inc.                              27,000           2,426,625
                                                                     -----------

Food (4.54%)
Archer-Daniels-Midland Co.                            94,500           2,102,625
ConAgra, Inc.                                         46,000           1,385,750
Flowers Industries, Inc.                              85,000           1,615,000
Heinz (H.J.) Co.                                      20,000             928,750
                                                                     -----------
                                                                       6,032,125
                                                                     -----------
Furniture (1.73%)
Leggett & Platt, Inc.                                 55,000           2,296,250
                                                                     -----------
Household (1.45%)
Newell Co.                                            50,000           1,918,750
                                                                     -----------

                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund


                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                   SHARES           VALUE
-------------------                                  ---------       ---------

Insurance (9.15%)
AFLAC, Inc.                                           30,000         $ 1,526,250
Chubb Corp.                                           24,000           1,590,000
General Re Corp.                                      10,000           1,971,875
HCC Insurance Holdings, Inc.                          64,200           1,500,675
ReliaStar Financial Corp.                             70,000           2,616,250
Travelers Group, Inc.                                 42,000           2,940,000
                                                                     -----------
                                                                      12,145,050
                                                                     -----------
Leisure (1.00%)
X-Rite, Inc.                                          68,500           1,327,187
                                                                     -----------
Linen Supply & Related (1.36%)
G & K Services, Inc. (Class A)                        50,000           1,800,000
                                                                     -----------
Machinery (3.63%)
Dover Corp.                                           40,000           2,700,000
Pentair, Inc.                                         55,000           2,124,375
                                                                     -----------
                                                                       4,824,375
                                                                     -----------
Media (2.02%)
Central Newspapers, Inc. (Class A)                    20,000           1,313,750
Gannett Co., Inc.                                     26,000           1,366,625
                                                                     -----------
                                                                       2,680,375
                                                                     -----------
Medical (10.31%)
Abbott Laboratories                                   35,000           2,145,938
Baxter International, Inc.                            45,000           2,081,250
Johnson & Johnson                                     25,000           1,434,375
Jones Medical Industries, Inc.                        60,000           1,807,500
Lilly (Eli) & Co.                                     30,000           2,006,250
Medtronic, Inc.                                       40,000           1,740,000
SmithKline Beecham PLC,
   American Depository Receipts
   (ADR) (United Kingdom)                             52,000           2,476,500
                                                                     -----------
                                                                      13,691,813
                                                                     -----------
Oil & Gas (7.47%)
Amoco Corp.                                           15,000           1,375,313
Chevron Corp.                                         19,000           1,575,813
Enron Corp.                                           15,000             570,000
Enron Oil & Gas Co.                                   50,000           1,053,125
Mobil Corp.                                           34,000           2,475,625
Repsol SA  (ADR) (Spain)                              35,000           1,487,500
Sonat, Inc.                                           30,000           1,378,125
                                                                     -----------
                                                                       9,915,501
                                                                     -----------

                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund


                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                   SHARES           VALUE
-------------------                                  ---------       ---------

Retail (8.24%)
Arbor Drugs, Inc.                                     60,000        $  1,605,000
Dayton Hudson Corp.                                   30,000           1,884,375
Family Dollar Stores, Inc.                            90,000           2,115,000
Home Depot, Inc.                                      60,000           3,337,500
Sysco Corp.                                           50,000           2,000,000
                                                                    ------------
                                                                      10,941,875
                                                                    ------------
Soap & Cleaning Preparations (1.43%)
Ecolab, Inc.                                          40,000           1,902,500
                                                                    ------------
Transport (0.04%)
C.H. Robinson Worldwide, Inc.*                         2,400              52,800
                                                                    ------------
Utilities (7.23%)
Ameritech Corp.                                       10,000             650,000
Bell Atlantic Corp.                                   10,000             798,750
Century Telephone Enterprises, Inc.                   60,000           2,546,250
National Fuel Gas Co.                                 30,000           1,323,750
Questar Corp.                                         45,000           1,738,125
SBC Communications, Inc.                              40,000           2,545,000
                                                                    ------------
                                                                       9,601,875
                                                                    ------------
                      TOTAL COMMON STOCKS
                      (Cost $94,419,863)             (94.87%)        125,955,967
                                                     -------        ------------


                       See Notes to Financial Statements.

            John Hancock Funds - John Hancock Disciplined Growth Fund


                                                INTEREST    PAR VALUE
                                                  RATE    (000s OMITTED)    MARKET VALUE
                                                --------  --------------    ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.17%)
Investment in a joint repurchase agreement
   transaction with Aubrey G. Lanston & Co. -
   Dated 10-31-97, Due 11-03-97 (Secured by
   U.S. Treasury Notes, 5.00% thru 9.25%
   Due 02-28-98 thru 04-30-02) - Note A            5.68%    $ 6,867         $  6,867,000
                                                                            ------------
Corporate Savings Account (  0.00%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 4.95%                                                               921
                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (5.17%)                                           6,867,921
                             -------                                        ------------
TOTAL INVESTMENTS (100.04%)                                                 $132,823,888
                  ---------                                                 ============


*Non-Income producing security.
The pecentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See Notes to Financial Statements.

                  John Hancock Funds - Disciplined Growth Fund

NOTE A --
ACCOUNTING POLICIES
John Hancock Investment Trust II (the "Trust")(formerly Freedom Investment Trust) is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Disciplined Growth Fund (the "Fund"), John Hancock Regional Bank Fund and John Hancock Financial Industries Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term growth of capital by investing only in established companies that have demonstrated both earnings growth and stability.

     The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASEAGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

                  John Hancock Funds - Disciplined Growth Fund

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Advisor in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended October 31, 1997.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.65% of the Fund's average daily net asset value in excess of $500,000,000.

     John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, and Freedom Distributors Corporation ("FDC") acted as Co-Distributors for shares of the Fund. For the year ended October 31, 1997, net sales charges received with regard to sales of Class A shares amounted to $62,241. Of this amount, $8,493 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,357 was paid as sales commissions to unrelated broker-dealers and $34,391 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are related broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the indirect sole shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include FDC, Tucker Anthony and Sutro.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1997, the contingent deferred sales charges paid to JH Funds amounted to $162,920.

     In addition, to reimburse the Co-Distibutors for the services they provide as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to the Co-Distributors for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse the Co-Distibutors for their distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

                  John Hancock Funds - Disciplined Growth Fund


     The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $627.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 1997, aggregated $70,044,480 and $84,404,164 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 1997.

     The cost of investments owned at October 31, 1997 (including the joint repurchase agreement) for federal income tax purposes was $101,297,988. Gross unrealized appreciation and depreciation of investments aggregated $32,958,244 and $1,433,265, respectively, resulting in net unrealized appreciation of $31,524,979.

NOTE D --
RECLASSIFICATION OF ACCOUNTS
During the year ended October 31, 1997, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of
$1,751,672, a decrease in accumulated net investment loss of $167,170 and an increase in capital paid-in of $1,584,502. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the net investment loss and the use of tax equalization. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E --
SUBSEQUENT EVENTS
On September 9, 1997 shareholders approved a vote on a proposed merger between the Fund and the John Hancock Growth Fund ("Growth Fund"). The reorganization provides for a transfer of substantially all the assets and liabilities of the Fund to the Growth Fund. After the transaction and as of the close of business on December 5, 1997, the Fund will be terminated.

                  John Hancock Funds - Disciplined Growth Fund


REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Disciplined Growth Fund and the Trustees of John Hancock Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Growth Fund (the "Fund") (a series of John Hancock Investment Trust II) at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
December 15, 1997



TAX INFORMATION NOTICE (UNAUDITED)

     For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended October 31, 1997.

     The Fund designated a distribution to shareholders of $9,255,715 as long-term capital gain dividends. These amounts were reported on the 1996 U.S. Treasury Department Form 1099-DIV.

     With respect to the dividends paid by the Fund for the fiscal year ended October 31, 1997, 32.81% qualify for the corporate dividends received deduction.